SHARE-BASED PAYMENTS - Narratives (Details)		6 Months Ended	12 Months Ended
	Jan. 31, 2024 shares	Jun. 30, 2024 shares	Dec. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares authorized (in shares)		2,495,175,000
Time vested options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of option granted		0.35
Group performance based options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of option granted		0.65
Restricted Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	3 years
ESOP 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of option granted		0.030
Vesting term		5 years
Remaining contractual life of outstanding shares		5 years 6 months	6 years
ESOP 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of option granted		0.012
Vesting term		3 years
Remaining contractual life of outstanding shares		5 years 6 months	6 years
2024 Omnibus Incentive Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares authorized (in shares)	38,759,968